Consolidated Statement of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Operating activities
Profit (loss)		$ 40,343		$ 36,126	[1]	$ (106,992)	[1]
Adjustments to reconcile net profit (loss) with cash flow from operating activities before changes in working capital:
Depreciation of property, plant and equipment		5,781		5,656		6,072
Depreciation of right-of-use assets		6,170		6,255		4,223
Amortization of intangibles		6,243		4,933		4,817
Income tax expense		5,617		11,613		13,091
Finance expense		21,128		(37,926)		78,839
Share-based payment expense (listing expense)		0		0		73,917
Unrealized net foreign currency exchange difference		(24,869)		1,652		0
Share of result of joint ventures		(503)		919		305
Loss on sale/ Net (gain) of property, plant and equipment		560		450		(477)
Net loss on sale or disposal of intangibles		56		187		0
Impairment loss on property, plant and equipment		6,723		4,689		0
Impairment loss on right-of-use assets		374		356		0
Impairment loss on intangible assets		859		135		0
Impairment loss on goodwill		5,791		838		0
Inventory provision		12,132		6,332		5,254
Expected credit loss (reversals)		2,931		2,673		(819)
Provisions		91		43		0
Cash flow from operating activities before changes in working capital		89,427		44,931		78,230
Changes in working capital:
Trade and other receivables, net		(5,570)		(10,799)		(15,617)
Amounts owed by related parties		2,284		470		1,376
Inventories, net		6,591		(34,109)		(20,433)
Current taxes assets		2,864		895		(5,308)
Other current assets		1,433		0		(5,479)
Trade and other payables		32,511		(29,997)		20,975
Amounts owed to related parties		3,271		49,180		(85)
Current taxes liabilities		(6,507)		(6,708)		1,675
Other liabilities		(8,034)		7,062		(6,519)
Provisions		(101)		(416)		0
Other financial assets		(7,626)		143		561
Other assets		2,560		2,206		(2,660)
Cash generated from operations		113,103		22,858		46,716
Dividends received		0		0		300
Income tax paid		(5,468)		(7,308)		(11,562)
Cash flow provided by operating activities		107,635		15,550		35,454
Investing activities
Acquisition of property, plant and equipment		(20,331)		(23,157)		(15,437)
Proceeds from sale of property, plant and equipment		0		1,681		954
Acquisition and development of intangibles		(12,462)		(10,963)		(10,403)
Proceeds from related parties		42		61		28
Payment of hedging derivative financial instruments		(1,878)		0		0
Cash flow used in investing activities		(34,629)		(32,378)		(24,858)
Financing activities
Proceeds from borrowings		83,253		136,257		280,794
Payments of borrowings		(137,955)		(124,916)		(272,301)
Advances from related parties		0		61		0
Payments to related parties		0		(7,191)		(9,154)
Interest paid on borrowings		(34,832)		(10,028)		(17,428)
Payment of lease liabilities		(5,992)		(6,679)		(8,854)
Repurchase of treasury shares		(2,184)		0		0
Redeemed shares		0		0		(45,000)
Cash obtained in acquisition (reverse reorganization)		0		0		129,986
Other distributions		(120)		(300)		(200)
Cash flow (used in) generated from financing activities		(97,830)		(12,796)		57,843
Net (decrease) increase in cash		(24,824)		(29,624)		68,439
Cash at beginning of the year		43,003	[2]	72,112	[2]	4,229
Effect of foreign currency exchange rate changes		(665)		515		(556)
Cash at end of the year		17,514		43,003	[2]	72,112	[2]
Non-cash financing and investing activities	[3]	$ 60,165		$ 50,897		$ 64,280

[1]	Refer to Note 4. Independent Investigation and Restatement
[2]	Refer to Note 4. Independent Investigation and Restatement
[3]	For the year ended December 31, 2023, non-cash investing and financing activities include new lease liabilities $2,574 (2022: $12,647, 2021: $7,283), interest capitalization on property, plant and equipment under IAS 23 $912 (2022: $196, 2021: $571), invoices from suppliers financed via reverse factoring classified as Borrowings $47,161 (2022: $32,358, 2021: $48,138) and derivative financial liabilities $1,792 (2022: $0, 2021: $0). For the year ended December 31, 2021, it also included 50% of the purchase price for the acquisition of a pharmaceutical production facility $744, termination of the put option agreements in exchange for new equity instruments in Procaps Group, S.A. $(239,273) (refer to Note 25. Shareholder’s equity), and conversion of SPAC Warrants to Warrants in Procaps Group, S.A. $29.